UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 02280 )

Exact name of registrant as specified in charter: Putnam Convertible Income-Growth Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam Convertible Income-Growth Trust

The fund's portfolio
1/31/06 (Unaudited)
CONVERTIBLE BONDS AND NOTES (64.8%)(a)
	Principal amount	Value
Advertising and Marketing Services (0.8%)
Lamar Advertising Co. cv. sr. notes 2 7/8s, 2010	$4,900,000	$5,200,125

Aerospace and Defense (2.2%)
AAR Corp. 144A cv. sr. notes 1 3/4s, 2026	3,500,000	3,545,850
Armor Holdings, Inc. cv. sr. sub. notes stepped-coupon 2s (zero %, 11/1/11) 2024 (STP)	4,000,000	4,225,000
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	2,500,000	2,504,688
United Industrial Corp./New York 144A cv. sr. notes 3 3/4s, 2024	3,800,000	4,911,500
		15,187,038

Airlines (1.7%)
Continental Airlines, Inc. cv. sr. unsub. notes 4 1/2s, 2007	4,300,000	4,154,875
Pinnacle Airlines Corp. cv. sr. notes 3 1/4s, 2025	9,800,000	7,252,000
		11,406,875

Automotive (0.6%)
United Auto Group, Inc. 144A cv. sr. sub. notes 3 1/2s, 2026	4,000,000	4,005,000

Biotechnology (2.1%)
Amylin Pharmaceuticals, Inc. cv. sr. notes 2 1/2s, 2011	1,940,000	2,611,725
Amylin Pharmaceuticals, Inc. 144A cv. sr. notes 2 1/2s, 2011	2,500,000	3,365,625
Connetics Corp. 144A cv. sr. notes 2s, 2015	4,000,000	3,155,000
CV Therapeutics, Inc. cv. notes 3 1/4s, 2013	2,000,000	2,267,500
MGI Pharma, Inc. 144A cv. sr. sub. notes stepped-coupon 1.682s (zero %, 3/2/11) 2024
(STP)	5,350,000	3,303,625
		14,703,475

Broadcasting (1.0%)
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	8,010,000	6,968,700

Building Materials (2.1%)
Masco Corp. cv. sr. notes Ser. B, zero %, 2031	32,300,000	14,656,125

Cable Television (0.7%)
Charter Communications, Inc. 144A cv. sr. notes 5 7/8s, 2009	6,600,000	4,636,500

Communications Equipment (2.3%)
Andrew Corp. cv. sub. notes 3 1/4s, 2013	6,700,000	7,370,000
Lucent Technologies, Inc. cv. debs. Ser. A, 2 3/4s, 2023	5,500,000	5,520,625
SafeNet, Inc. 144A cv. sub. notes 2 1/2s, 2010	3,000,000	2,955,000
		15,845,625

Computers (3.4%)
Anixter International, Inc. cv. Liquid Yield Option Notes (LYON) Ser. * zero %, 2033	18,200,000	12,694,500
Cray, Inc. cv. sr. sub. notes 3s, 2024	2,000,000	1,502,500
Cray, Inc. 144A cv. sr. sub. notes 3s, 2024	4,600,000	3,455,750
Gateway, Inc. 144A cv. sr. notes 2s, 2011	2,400,000	1,665,000
Gateway, Inc. 144A cv. sr. notes 1 1/2s, 2009	2,500,000	1,821,875
Open Solutions, Inc. 144A cv. sr. sub. notes stepped-coupon 1.467s (zero %, 2/2/12)
2035 (STP)	4,000,000	2,280,000
		23,419,625

Conglomerates (1.6%)
Tyco International Group SA cv. company guaranty Ser. A, 2 3/4s, 2018 (Luxembourg)	600,000	689,250
Tyco International Group SA 144A cv. company guaranty Ser. A, 2 3/4s, 2018
(Luxembourg)	8,900,000	10,223,875
		10,913,125

Consumer Services (0.6%)
FTI Consulting, Inc. 144A cv. sr. sub. notes 3 3/4s, 2012	3,600,000	3,969,000

Electric Utilities (1.0%)
CenterPoint Energy, Inc. cv. unsec. sub notes FRN 2s, 2029	204,900	6,823,170

Electrical Equipment (1.1%)

WESCO International, Inc. 144A cv. debs. Ser. B, 2 5/8s, 2025	5,800,000	7,532,750

Electronics (6.3%)
Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009	7,300,000	7,208,750
Flextronics International, Ltd. cv. sub. notes 1s, 2010 (Singapore)	6,800,000	6,264,500
Intel Corp. 144A cv. sub. bonds 2.95s, 2035	10,700,000	9,723,625
Liberty Media Corp. cv. sr. notes 3 1/2s, 2031	12,100,000	12,523,500
Vishay Intertechnology, Inc. 144A cv. sub. notes 3 5/8s, 2023	7,300,000	7,509,875
		43,230,250

Energy (3.4%)
Cal Dive International, Inc. 144A cv. sr. notes 3 1/4s, 2025	5,000,000	7,656,250
Halliburton Co. cv. sr. notes 3 1/8s, 2023	4,000,000	8,645,000
Pride International, Inc. cv. sr. notes 3 1/4s, 2033	4,700,000	6,885,500
		23,186,750

Entertainment (1.4%)
Lions Gate Entertainment Corp. 144A cv. sr. bonds 3 5/8s, 2025 (Canada)	5,800,000	5,154,750
Regal Entertainment Group 144A cv. notes 3 3/4s, 2008	3,800,000	4,574,250
		9,729,000

Financial (1.0%)
PMI Group, Inc. (The) cv. debs. 2 1/2s, 2021	6,800,000	7,097,500

Gaming & Lottery (0.8%)
Scientific Games Corp. 144A cv. company guaranty 0.75s, 2024	4,400,000	5,274,500

Health Care Services (3.9%)
Manor Care, Inc. cv. sr. notes stepped-coupon 2 1/8s (1 7/8s, 8/10/10) 2035 (STP)	8,000,000	8,140,000
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	7,000,000	6,501,250
Per-Se Technologies, Inc. 144A cv. notes 3 1/4s, 2024	3,500,000	5,254,375
Universal Health Services, Inc. cv. debs. 0.426s, 2020	12,400,000	7,006,000
		26,901,625

Lodging/Tourism (1.3%)
Hilton Hotels Corp. 144A cv. notes 3 3/8s, 2023	7,500,000	9,234,375

Manufacturing (1.0%)
Titan International, Inc. 144A cv. sr. notes 5 1/4s, 2009	4,600,000	6,790,750

Media (1.0%)
Walt Disney Co. (The) cv. sr. notes 2 1/8s, 2023	6,800,000	6,953,000

Medical Technology (2.8%)
Atherogenics, Inc. 144A cv. sr. notes 1 1/2s, 2012	3,720,000	3,357,300
Cytyc Corp. 144A cv. sr. notes 2 1/4s, 2024	3,650,000	4,156,438
EPIX Medical, Inc. cv. sr. notes 3s, 2024	3,300,000	2,046,000
EPIX Medical, Inc. 144A cv. sr. notes 3s, 2024	4,300,000	2,666,000
Medtronic, Inc. cv. debs. Ser. B, 1 1/4s, 2021	6,700,000	6,758,625
		18,984,363

Oil & Gas (2.5%)
Devon Energy Corp. cv. debs. 4.9s, 2008	11,900,000	13,997,375
McMoran Exploration Co. 144A cv. notes 6s, 2008	2,300,000	3,464,375
		17,461,750

Pharmaceuticals (1.9%)
Alza Corp. cv. sub. debs. zero %, 2020	8,000,000	6,320,000
Watson Pharmaceuticals, Inc. cv. debs. 1 3/4s, 2023	7,000,000	6,763,750
		13,083,750

Publishing (0.7%)
Playboy Enterprises, Inc. 144A cv. sr. sub. notes 3s, 2025	4,700,000	4,917,375

Railroads (1.3%)
CSX Corp. cv. sr. unsub. debs. zero %, 2021	9,300,000	9,148,875

Restaurants (0.4%)
CKE Restaurants, Inc. 144A cv. sub. notes 4s, 2023	2,000,000	3,680,000

Retail (4.2%)

Dick's Sporting Goods, Inc. cv. sr. notes stepped-coupon 1.606s (zero %, 2/18/09) 2024
(STP)	7,600,000	5,586,000
Men's Wearhouse, Inc. (The) cv. sr. notes 3 1/8s, 2023	5,000,000	6,412,500
Nash Finch Co. cv. sr. sub. notes stepped-coupon 1.631s (zero %, 3/15/13) 2035 (STP)	10,085,000	3,996,181
Nash Finch Co. 144A cv. sr. sub. notes stepped-coupon 1.631s (zero %, 3/15/13) 2035
(STP)	8,500,000	3,368,125
Pantry, Inc. (The) 144A cv. sub. notes 3s, 2012	3,700,000	4,837,750
TJX Companies, Inc. (The) cv. LYON zero %, 2021	3,700,000	3,163,500
TJX Companies, Inc. (The) 144A cv. LYON zero %, 2021	2,900,000	2,479,500
		29,843,556

Semiconductor Production Equipment (0.9%)
Kulicke & Soffa Industries, Inc. cv. sub. notes 1/2s, 2008	7,300,000	6,241,500

Technology (1.0%)
ON Semiconductor Corp. cv. sr. sub. notes zero %, 2024	7,500,000	6,881,250

Technology Services (4.6%)
DST Systems, Inc. 144A cv. sr. notes Ser. A, 4 1/8s, 2023	7,300,000	9,280,125
Euronet Services, Inc. 144A cv. debs. 3 1/2s, 2025	3,400,000	3,578,500
Fair Isaac Corp. 144A cv. sr. notes 1 1/2s, 2023	7,500,000	8,353,125
Mercury Computer Systems, Inc. 144A cv. sr. notes 2s, 2024	3,000,000	2,722,500
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s, 2024	10,500,000	7,993,125
		31,927,375

Telecommunications (3.2%)
American Tower Corp. cv. sr. notes 3s, 2012	4,300,000	6,890,750
Dobson Communications Corp. 144A cv. sr. notes 1 1/2s, 2025	7,000,000	6,510,000
NII Holdings, Inc. cv. sr. notes 2 7/8s, 2034	600,000	1,157,250
NII Holdings, Inc. 144A cv. sr. notes 2 7/8s, 2034	4,000,000	7,715,000
		22,273,000

Total convertible bonds and notes (cost $420,107,208)		$448,107,677
CONVERTIBLE PREFERRED STOCKS (33.3%)(a)
	Shares	Value
Advertising and Marketing Services (0.4%)
Interpublic Group of Companies, Inc. 144A Ser. B, 5.25% cum. cv. pfd	3,349	$3,219,226

Aerospace and Defense (2.2%)
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	113,700	15,051,038

Automotive (0.8%)
Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.	165,000	5,280,000

Banking (1.7%)
State Street Escrow zero % cv. pfd.	36,700	787,986
Washington Mutual Capital Trust I $2.688 cum. cv. pfd.	210,500	11,219,650
		12,007,636

Beverage (0.6%)
Constellation Brands, Inc. Ser. A, $1.438 cv. pfd.	100,500	4,020,000

Broadcasting (0.5%)
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	88,000	3,586,000

Building Materials (0.7%)
TXI Capital Trust I $2.75 cv. pfd.	89,400	4,849,950

Chemicals (1.0%)
Huntsman Corp. $2.50 cv. pfd.	151,375	6,982,172

Electric Utilities (3.2%)
Entergy Corp. $3.813 cv. pfd. (S)	125,000	6,187,500
FPL Group, Inc. $4.00 units cv. pfd.	130,000	8,092,500
Great Plains Energy, Inc. $2.00 cum. cv. pfd. (S)	300,000	7,500,000
		21,780,000

Financial (2.1%)
Fannie Mae Ser. 04-1, 5.375% cv. pfd. (S)	148	14,244,741

Forest Products and Packaging (1.1%)

Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv. pfd.	326,900	7,477,838

Health Care Services (0.4%)
Omnicare Capital Trust II Ser. B, $2.00 cv. pfd.	40,200	2,638,125

Insurance (8.1%)
Chubb Corp. (The) $1.75 cv. pfd. (S)	407,600	13,705,550
Citigroup Funding, Inc. FRN Ser. GNW, 5.18% cv. pfd.	352,520	10,959,847
Conseco, Inc. $1.38 cum. cv. pfd.	267,500	7,857,813
IPC Holdings, Ltd. 7.25% cv. pfd. (Bermuda)	124,300	3,387,175
MetLife, Inc. Ser. B, $1.594 cv. pfd.	244,700	6,729,250
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv. pfd. (Bermuda)	226,400	6,990,100
Travelers Property Casualty Corp. $1.125 cv. pfd.	263,500	6,666,550
		56,296,285

Investment Banking/Brokerage (0.6%)
Merrill Lynch & Co. Ser. JNC, 6.75% cv. pfd.	102,940	4,378,862

Metals (1.5%)
Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.	1,400	1,896,125
Freeport-McMoRan Copper & Gold, Inc. 144A 5.50% cv. pfd.	6,400	8,668,000
		10,564,125

Natural Gas Utilities (2.2%)
El Paso Corp. 144A 4.99% cv. pfd.	6,550	7,794,500
Southern Union Co. $2.875 cv. pfd.	54,290	4,126,040
Southern Union Co. $2.50 cv. pfd.	61,700	3,146,700
		15,067,240

Oil & Gas (2.0%)
Amerada Hess Corp. $3.50 cv. pfd.	51,300	6,701,063
Chesapeake Energy Corp. $5.00 cum. cv. pfd.	13,700	2,063,563
Chesapeake Energy Corp. 144A $5.00 cum. cv. pfd.	32,400	5,017,655
		13,782,281

Pharmaceuticals (1.4%)
Schering-Plough Corp. $3.00 cv. pfd.	184,300	9,422,338

Photography/Imaging (1.4%)
Xerox Corp. $6.25 cv. pfd.	81,140	9,696,230

Power Producers (1.0%)
NRG Energy, Inc. 5.75% cv. pfd.	26,900	6,731,725

Retail (0.4%)
Rite Aid Corp. $1.375 cum. cv. pfd.	142,200	2,960,746

Total convertible preferred stocks (cost $214,330,731)		$230,036,558
SHORT-TERM INVESTMENTS (2.6%)(a)
	Principal
	amount/shares	Value
Interest in $450,000,000 joint tri-party repurchase agreement dated January 31, 2006 with Bank of America Securities, LLC due February 1, 2006 with respect to various U.S.
Government obligations -- maturity value of $7,865,968 for an effective yield of 4.43%
(collateralized by Fannie Mae and Freddie Mac with yields ranging from 5.00% to 5.50%
and due dates ranging from May 1, 2019 to December 1, 2035, valued at $459,000,000)	$7,865,000	$7,865,000
Putnam Prime Money Market Fund (e)	1,557,291	1,557,291
Short-term investments held as collateral for loaned securities with yields ranging from
4.33% to 4.65% and due dates ranging from February 1, 2006 to March 24, 2006 (d)	$ 8,401,268	8,397,245

Total short-term investments (cost $17,819,536)		$17,819,536
TOTAL INVESTMENTS
Total investments (cost $652,257,475)(b)		$695,963,771

NOTES

(a) Percentages indicated are based on net assets of $691,558,778.

(b) The aggregate identified cost on a tax basis is $652,257,475, resulting in gross unrealized appreciation and depreciation of $73,872,590 and $30,166,294, respectively, or net unrealized appreciation of $43,706,296.

(S) Securities on loan, in part or in entirety, at January 31, 2006.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2006, the value of securities loaned amounted to $8,156,111. The fund received cash collateral of $8,397,245 which is pooled with collateral of other Putnam funds into 22 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $13,713 for the period ended January 31, 2006. During the period ended January 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $27,913,373 and $30,327,633, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at January 31, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Income-Growth Fund

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 29, 2006